Provisions - Summary of Economic Assumptions- Retroactive Unemployment Plan (Detail) - Retroactive unemployment plan [member]	Dec. 31, 2020	Dec. 31, 2019
Provisions [line items]
Discount rate	4.25%	5.50%
Expected rate of salary increases	4.50%	5.50%
Inflation rate	3.00%	3.00%